Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Wells Fargo Commercial Mortgage Securities, Inc. and Wells Fargo Bank, National Association

(together, the “Company”)

Wells Fargo Securities, LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

Morgan Stanley Mortgage Capital Holdings LLC

(together, the “Specified Parties”):

Re: PGA National Resort Commercial Mortgage Trust 2023-RSRT – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “PGA National Resort 2023-RSRT_ Accounting Tape.xlsx” provided by the Company on March 30, 2023 (the “Data File”), containing information on one mortgage loan (“Mortgage Loan”) and one related mortgaged property (“Mortgaged Property”) as of April 9, 2023 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by PGA National Resort Commercial Mortgage Trust 2023-RSRT, Commercial Mortgage Pass-Through Certificates, Series 2023-RSRT (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment C.
•	The term “Draft” means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of these documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed SOFR” means the Term SOFR rate of 4.792% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Cut-off Date, Assumed SOFR and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows.

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Mortgaged Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Mortgaged Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA

March 30, 2023

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Mortgage Loan Originator	Draft Loan Agreement
Property Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Property Zip Code	Appraisal
County	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
General Property Type	Appraisal
Specific Property Type	Appraisal
No. of Keys(1)	Appraisal
Unit of Measure	Underwritten Cash Flows
Occupancy %	Underwritten Cash Flows
Occupancy % Source Date	Underwritten Cash Flows
Loan Purpose (Acquisition, Refinance)	Settlement Statement
Borrower Name	Draft Loan Agreement
Borrower Sponsor	Draft Loan Agreement
Recourse Carveout Guarantor	Draft Loan Agreement
Property Manager	Draft Loan Agreement; Management Agreement
Note Date	Draft Loan Agreement
First Payment Date	Draft Loan Agreement
Initial Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Fully Extended Maturity Date or Anticipated Repayment Date	Draft Loan Agreement
Rate Type	Draft Loan Agreement
Mortgage Rate Index	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Mortgage Loan Spread	Provided by the Company
SOFR Cap	Provided by the Company
Rate Cap Provider	Provided by the Company
Rate Cap Strike Price Description	Provided by the Company
Index Floor %	Draft Loan Agreement
Certificate Administrator Fee Rate	Provided by the Company
Operating Advisor Fee Rate	Provided by the Company
Servicing Fee Rate	Provided by the Company
CREFC Fee Rate	Provided by the Company
Interest Accrual Basis	Draft Loan Agreement
Interest Rate Change Amount	Draft Loan Agreement
Interest Rate Change Trigger	Draft Loan Agreement
Original Principal Balance	Provided by the Company
Loan Level Cut-Off Date Balance	Provided by the Company
Property Level Cut-Off Date Balance	Provided by the Company
Balloon Payment	Provided by the Company
Partial Release and/or Partial Prepayment (Y/N)	Draft Loan Agreement
Partial Release and/or Prepayment Description	Draft Loan Agreement
Prepayment Restriction Code	Draft Loan Agreement
Amortization Term (Original)	Draft Loan Agreement
Loan Term (Original)	Draft Loan Agreement
Extension Options Description	Draft Loan Agreement
IO Period	Draft Loan Agreement
Loan Amortization Type	Draft Loan Agreement
ARD Loan (Y/N)	Draft Loan Agreement
Appraisal Firm	Appraisal
As-Is Appraisal Valuation Date	Appraisal

ATTACHMENT A

Attribute	Source Document(s)
As-Is Appraised Value	Appraisal
As-Stabilized Appraised Value	Appraisal
UW Occupancy %	Underwritten Cash Flows
UW Revenues	Underwritten Cash Flows
UW Expenses	Underwritten Cash Flows
UW NOI	Underwritten Cash Flows
UW FF&E	Underwritten Cash Flows
UW NCF	Underwritten Cash Flows
UW Management Fee %	Underwritten Cash Flows
UW FF&E Reserves %	Underwritten Cash Flows
UW Hotel ADR	Underwritten Cash Flows
UW Hotel RevPAR	Underwritten Cash Flows
2023 Budget Revenues	Underwritten Cash Flows
2023 Budget Expenses	Underwritten Cash Flows
2023 Budget NOI	Underwritten Cash Flows
2023 Budget FF&E	Underwritten Cash Flows
2023 Budget NCF	Underwritten Cash Flows
2023 Budget Hotel ADR	Underwritten Cash Flows
2023 Budget Hotel RevPAR	Underwritten Cash Flows
Most Recent Period Description	Underwritten Cash Flows
Most Recent Revenues	Underwritten Cash Flows
Most Recent Expenses	Underwritten Cash Flows
Most Recent NOI	Underwritten Cash Flows
Most Recent FF&E	Underwritten Cash Flows
Most Recent NCF	Underwritten Cash Flows
Most Recent Hotel ADR	Underwritten Cash Flows
Most Recent Hotel RevPAR	Underwritten Cash Flows

ATTACHMENT A

Attribute	Source Document(s)
Second Most Recent Period Description	Underwritten Cash Flows
Second Most Recent Revenues	Underwritten Cash Flows
Second Most Recent Expenses	Underwritten Cash Flows
Second Most Recent NOI	Underwritten Cash Flows
Second Most Recent FF&E	Underwritten Cash Flows
Second Most Recent NCF	Underwritten Cash Flows
Second Most Recent Hotel ADR	Underwritten Cash Flows
Second Most Recent Hotel RevPAR	Underwritten Cash Flows
Third Most Recent Period Description	Underwritten Cash Flows
Third Most Recent Revenues	Underwritten Cash Flows
Third Most Recent Expenses	Underwritten Cash Flows
Third Most Recent NOI	Underwritten Cash Flows
Third Most Recent FF&E	Underwritten Cash Flows
Third Most Recent NCF	Underwritten Cash Flows
Third Most Recent Hotel ADR	Underwritten Cash Flows
Third Most Recent Hotel RevPAR	Underwritten Cash Flows
Lien Position	Title Policy
Title Vesting (Fee/Leasehold/Both)	Title Policy
Type of Lockbox	Draft Loan Agreement
Engineering Escrow/Deferred Maintenance (Initial)	Draft Loan Agreement
Environmental Escrow (Initial)	Draft Loan Agreement
Springing Environmental Escrow Description	Draft Loan Agreement
Tax Escrow (Initial)	Draft Loan Agreement
Tax Escrow (Monthly)	Draft Loan Agreement
Springing Tax Escrow Description	Draft Loan Agreement
Insurance Escrow (Initial)	Draft Loan Agreement
Insurance Escrow (Monthly)	Draft Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Springing Insurance Escrow Description	Draft Loan Agreement
Replacement Reserve (Initial)	Draft Loan Agreement
Replacement Reserve (Monthly)	Draft Loan Agreement
Springing Replacement Reserve Description	Draft Loan Agreement
FF&E Reserve (Initial)	Draft Loan Agreement
FF&E Reserve (Monthly)	Draft Loan Agreement
Springing FF&E Reserve Description	Draft Loan Agreement
Other Escrow I Reserve Description	Draft Loan Agreement
Other Escrow I (Initial)	Draft Loan Agreement
Other Escrow I (Monthly)	Draft Loan Agreement
Springing Other Escrow I Reserve Description	Draft Loan Agreement
Pari Passu Debt (Y/N)	Draft Loan Agreement, Promissory Note
Total Pari Passu Cut-Off Date Principal Balance	Draft Loan Agreement, Promissory Note, Servicing Report
Existing Subordinate Secured Debt (Y/N)	Draft Loan Agreement
Sub Sec Debt Description	Draft Loan Agreement
Sub Sec Debt Original Principal Balance	Draft Loan Agreement
Sub Sec Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Existing Mezzanine Debt (Y/N)	Draft Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Existing Unsecured Debt (Y/N)	Draft Loan Agreement
Unsecured Debt Cut-Off Date Principal Balance	Draft Loan Agreement
Future Secured Debt Permitted (Y/N)	Draft Loan Agreement
Future Mezzanine Debt Permitted (Y/N)	Draft Loan Agreement
Future Unsecured Debt Permitted (Y/N)	Draft Loan Agreement
Environmental Phase I Report Firm	Phase I Report
Environmental Phase I Report Date	Phase I Report

ATTACHMENT A

Attribute	Source Document(s)
Phase II Performed	Phase II Report
Engineering Report Firm	PCA
Engineering Report Date	PCA
Seismic Report Firm	Seismic Report, PCA
Seismic Report Date	Seismic Report, PCA
Seismic PML %	Seismic Report, PCA
Seismic Insurance Required and Obtained if PML >= 20% (Y/N)	Insurance Certificate
Single-Tenant (Y/N)	Underwritten Rent Roll; Rent Exhibit.docx
Largest Tenant Name	Underwritten Rent Roll; Rent Exhibit.docx
Largest Tenant SqFt	Underwritten Rent Roll; Rent Exhibit.docx; Master Lease
Largest Tenant Exp. Date	Underwritten Rent Roll; Rent Exhibit.docx; Master Lease

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Monthly Debt Service Amount	Loan Level Cut-Off Date Balance multiplied by Interest Accrual Basis multiplied by Interest Rate
Interest Rate	The sum of Mortgage Loan Spread and Assumed SOFR rounded by the respective rounding factor subject to (i) Index Floor % plus Mortgage Loan Spread (ii) and Interest Rate at Cap
Interest Rate at Cap	Mortgage Loan Spread plus SOFR Cap
Loan Term (Remaining)	Loan Term (Original) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date
LTV Adjustment Amount	Difference between LTV Ratio at Maturity or ARD and Cut-Off Date LTV Ratio
Cut-Off Date LTV Ratio	Loan Level Cut-Off Date Balance divided by As-Is Appraised Value
LTV Ratio at Maturity or ARD	Balloon Payment divided by As-Stabilized Appraised Value
UW NCF DSCR	UW NCF divided by the product of i) Loan Level Cut-off Date Balance ii) Interest Rate and iii) Interest Accrual Basis
Most Recent NCF DSCR	Most Recent NCF divided by the product of i) Loan Level Cut-off Date Balance ii) Interest Rate and iii) Interest Accrual Basis
UW NCF DSCR at Cap	UW NCF divided by the product of i) Loan Level Cut-off Date Balance ii) Interest Rate at Cap and iii) Interest Accrual Basis
Most Recent NCF DSCR at Cap	Most Recent NCF divided by the product of i) Loan Level Cut-off Date Balance ii) Interest Rate at Cap and iii) Interest Accrual Basis
Cut-Off Date UW NOI Debt Yield	UW NOI divided by Loan Level Cut-Off Date Balance
Cut-Off Date UW NCF Debt Yield	UW NCF divided by Loan Level Cut-Off Date Balance
Trust Component % of Pari Passu	Loan Level Cut-Off Date Balance divided by Total Pari Passu Cut-Off Date Principal Balance, but shown as NAP if there are no pari passu notes

B-1